Retirement Savings Plan - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Defined Contribution Plan Disclosure [Line Items]
Defined contribution plan, cost		$ 0	$ 0	$ 0
Forecast
Defined Contribution Plan Disclosure [Line Items]
Percent of match	100.00%
Percent of employees' gross pay	1.00%
Percent of match beyond initial 1%	50.00%
Additional percent of employees' gross pay beyond initial 1%	1.00%
Forecast | Minimum
Defined Contribution Plan Disclosure [Line Items]
Additional percent of employees' gross pay beyond initial 1%	1.00%
Forecast | Maximum
Defined Contribution Plan Disclosure [Line Items]
Additional percent of employees' gross pay beyond initial 1%	6.00%